Convertible Note (Details) - Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Issuance costs and debt discount [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible Note 2021	$ 325,039	$ 891,135
Convertible Note 2022	298,762	485,323
Convertible Notes	623,801	1,376,458
Convertible note interest [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible Note 2021	229,463	458,231
Convertible Note 2022	140,440	264,577
Convertible Notes	369,903	722,808
Total [Member]
Schedule of Amortization of Issuance Cost, Debt Discount and Interest Cost [Line Items]
Convertible Note 2021	554,502	1,349,366
Convertible Note 2022	439,202	749,900
Convertible Notes	$ 993,704	$ 2,099,266